COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
8.	COMMITMENTS AND CONTINGENCIES

Regulations, Risks and Uncertainties

As a healthcare provider, we are required to comply with extensive and complex laws and regulations at the federal, state and local government levels.  These laws and regulations relate to, among other things:

•	Licensure, certification and accreditation,

•	Coding and billing for services,

•	Relationships with physicians and other referral sources, including physician self-referral and anti-kickback laws,

•	Quality of medical care,

•	Use and maintenance of medical supplies and equipment,

•	Maintenance and security of medical records,

•	Acquisition and dispensing of pharmaceuticals and controlled substances, and

•	Disposal of medical and hazardous waste.

In the future, changes in these laws and regulations could subject our current or past practices to allegations of impropriety or illegality or could require us to make changes in our investment structure, hospitals, equipment, personnel, services, capital expenditure programs, operating procedures, and contractual arrangements.

If we fail to comply with applicable laws or regulations, we could be subject to liabilities, including (1) criminal penalties, (2) civil penalties, including monetary penalties and the loss of our licenses to operate one or more of our facilities, and (3) exclusion or suspension of one or more of our facilities from participation in the Medicare, Medicaid, and other federal and state healthcare programs.  Substantial damages and other remedies assessed against us could have a material adverse affect on our business, financial position, results of operations, and cash flows.

Bariatric Program Sponsorship Agreement

The Company entered into a Bariatric Program Sponsorship Agreement on March 22, 2006, but effective May 1, 2006, with Vital Weight Control, Inc., d/b/a NeWeigh (‘Vital’).  Per the agreement, the Company desires to sponsor, in part, a gastroplasty program involving surgical intervention for morbid obesity.  Under the sponsorship, the Company makes available its facility for surgeries on prospective patients that are participants in the bariatric program as well as for surgeries on other prospective patients that meet criteria for eligibility for bariatric surgery.  At all times during the term of the agreement the Company shall either furnish, at its expense, or reimburse Vital amounts Vital expends for operation of the program, including office space, facilities, equipment, utilities, furniture, fixtures, office supplies, postage, courier services, and other outside services as may be reasonably required to operate the program.  The original term of the agreement commenced on May 1, 2006, for a period of 36 months.  As compensation for the services rendered by Vital, the Company was obligated to pay a program sponsorship fee of $200,000 per month.

On February 13, 2008, the Company amended the existing contract with Vital to operate a second facility in The Woodlands.  The amendment further extended the term of the contract for a period of one year, thus the new termination date of the agreement became May 1, 2010.  The payment of $200,000 per month continued on the existing facility as well as an additional $200,000 per month for the new facility.

On January 13, 2009, Vital terminated the agreement as a result of a breach of contract and demanded payment of $6,200,000.  On February 9, 2009, the Company and Vital entered a Reinstatement of Contract Agreement reinstating the contract and providing a payment to Vital of $400,000 representing payments due for January 15, 2009 and February 1, 2009.  Further, the Reinstatement provided that Vital, and not the Company, may terminate the agreement going forward.  Further, the Company and Vital entered into a Grant of Exclusivity Agreement providing Vital with the exclusive right to negotiate and tender contracts for the operation and management of emergency services.

On December 10, 2009, the Company extended and renewed the agreement for an additional two years.  Program payments for both facilities are now set to expire April 30, 2012.

The Company made payments totaling $1.2 million and $2.4 million during each of the three and six months ended June 30, 2011 and 2010, respectively.

 Litigation

 From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business.  However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business.  Except as set forth below, the Company is not currently aware of any legal proceedings or claims that it believes will have, individually or in the aggregate, a material adverse affect on its business, financial condition or operating results.

 On January 7, 2011, Aetna Health Inc. and Aetna Life Insurance Company filed a petition in the District Court of Harris County, Texas (Case Number 201101291) against First Street Hospital, L.P. (“FSH”) and St. Michael’s Emergency Center LLC (“SMEC”) primarily claiming fraud/fraudulent non-disclosure and negligent misrepresentation and seeking damages, expenses and attorneys’ fees in connection with the billing practices associated with the affiliation agreement between FSH and SMEC whereby FSH’s off-campus emergency departments are improperly submitting facility fee claims under FSH’s tax identification number.  Aetna is claiming that FSH and SMEC are not properly or sufficiently integrated and affiliated and, as a result, such facility fee claims are fraudulent when submitted under FSH’s tax identification number.  On February 14, 2011, FSH filed its original answer denying all allegations.  Further, on March 2, 2011, FSH filed a Motion to Dismiss arguing that only federal courts have jurisdiction over ERISA matters.  In response to the Motion to Dismiss, on April 7, 2011, Aetna Life Insurance Company segregated its claims and filed an additional lawsuit with the United States District of Texas Houston Division (Case Number 4:11-cv-01341) against FSH and SMEC primarily claiming fraud/fraudulent non-disclosure and negligent misrepresentation and seeking damages, expenses and attorneys’ fees in connection with the billing practices associated with the affiliation agreement between FSH and SMEC.  On April 29, 2011, FSH filed a Motion to Dismiss the United States District of Texas Houston Division seeking to dismiss all claims based on state law as such claims are preempted by Federal law and seeking to dismiss all claims based on fraud and negligent misrepresentation as the claimant had not specifically plead facts supporting fraudulent knowledge and intent.  In April 2011, Aetna Health Inc. and Aetna Life Insurance Company filed a First Amended Petition in the District Court of Harris County, Texas.  Discovery in these matters is ongoing.  An estimate of the amount or range of loss or possible loss cannot be made at this time.  Although the lawsuits as currently pled are not clear regarding damages, the Original Petition filed by Aetna Health Inc. and Aetna Life Insurance Company in District Court of Harris County, Texas alleged total damages of $16.0 million in wrongfully submitted insurance claims, excluding punitive damages and attorney fees.  FSH has denied all claims and intends to continue to vigorously defend these claims.

11.      COMMITMENTS AND CONTINGENCIES

Regulations, Risks and Uncertainties

As a healthcare provider, we are required to comply with extensive and complex laws and regulations at the federal, state and local government levels.  These laws and regulations relate to, among other things:

•	Licensure, certification and accreditation,

•	Coding and billing for services,

•	Relationships with physicians and other referral sources, including physician self-referral and anti-kickback laws,

•	Quality of medical care,

•	Use and maintenance of medical supplies and equipment,

•	Maintenance and security of medical records,

•	Acquisition and dispensing of pharmaceuticals and controlled substances, and

•	Disposal of medical and hazardous waste.

In the future, changes in these laws and regulations could subject our current or past practices to allegations of impropriety or illegality or could require us to make changes in our investment structure, hospitals, equipment, personnel, services, capital expenditure programs, operating procedures, and contractual arrangements.

If we fail to comply with applicable laws or regulations, we could be subject to liabilities, including (1) criminal penalties, (2) civil penalties, including monetary penalties and the loss of our licenses to operate one or more of our facilities, and (3) exclusion or suspension of one or more of our facilities from participation in the Medicare, Medicaid, and other federal and state healthcare programs.  Substantial damages and other remedies assessed against us could have a material adverse affect on our business, financial position, results of operations, and cash flows.

Bariatric Program Sponsorship Agreement

The Company entered into a Bariatric Program Sponsorship Agreement on March 22, 2006, but effective May 1, 2006, with Vital Weight Control, Inc., d/b/a NeWeigh (‘Vital’).  Per the agreement, the Company desires to sponsor, in part, a gastroplasty program involving surgical intervention for morbid obesity.  Under the sponsorship, the Company makes available its facility for surgeries on prospective patients that are participants in the bariatric program as well as for surgeries on other prospective patients that meet criteria for eligibility for bariatric surgery.  At all times during the term of the agreement the Company shall either furnish, at its expense, or reimburse Vital amounts Vital expends for operation of the program, including office space, facilities, equipment, utilities, furniture, fixtures, office supplies, postage, courier services, and other outside services as may be reasonably required to operate the program.  The original term of the agreement commenced on May 1, 2006, for a period of 36 months.  As compensation for the services rendered by Vital, the Company was obligated to pay a program sponsorship fee of $200,000 per month.

On February 13, 2008, the Company amended the existing contract with Vital to operate a second facility in The Woodlands.  The amendment further extended the term of the contract for a period of one year, thus the new termination date of the agreement became May 1, 2010.  The payment of $200,000 per month continued on the existing facility as well as an additional $200,000 per month for the new facility.

On January 13, 2009, Vital terminated the agreement as a result of a breach of contract and demanded payment of $6,200,000.  On February 9, 2009, the Company and Vital entered a Reinstatement of Contract Agreement reinstating the contract and providing a payment to Vital of $400,000 representing payments due for January 15, 2009 and February 1, 2009.  Further, the Reinstatement provided that Vital, and not the Company, may terminate the agreement going forward.  Further, the Company and Vital entered into a Grant of Exclusivity Agreement providing Vital with the exclusive right to negotiate and tender contracts for the operation and management of emergency services.

On December 10, 2009, the Company extended and renewed the agreement for an additional two years.  Program payments for both facilities are now set to expire April 30, 2012.

The Company made payments totaling $4.8 million during each of  the years ended December 31, 2010 and 2009, respectively, and has remaining sponsorship payments of $4.8 million in 2011 and $1.6 million in 2012.

Operating Leases

We lease certain land, buildings, and equipment under non-cancelable operating leases generally expiring at various dates through 2015 ..  Operating leases generally have 3- to 15-year terms, with one or more renewal options, with terms to be negotiated at the time of renewal.  Various facility leases include provisions for rent escalation to recognize increased operating costs or require the Company to pay certain maintenance and utility costs.  Contingent rents are included in rent expense in the year incurred.  Certain leases contain annual escalation clauses based on changes in the Consumer Price Index while others have fixed escalation terms.  The excess of cumulative rent expense (recognized on a straight-line basis) over cumulative rent payments made on leases with fixed escalation terms is recognized as straight-line rental accrual and is included in Other Long-Term Liabilities in the accompanying consolidated balance sheets, and totaled $114,223 and $164,280 at December 31, 2010 and 2009, respectively.

Future minimum lease payments at December 31, 2010, for those leases having an initial or remaining non-cancelable lease term in excess of one year, are as follows:

Year Ending
December 31,

2011	$1,761,949
2012	1,603,252
2013	738,844
2014	605,385
2015	570,759
Thereafter	-
Total	$5,280,189

Litigation

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business.  However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business.  Except as set forth below, the Company is not currently aware of any legal proceedings or claims that it believes will have, individually or in the aggregate, a material adverse affect on its business, financial condition or operating results. On January 7, 2011, Aetna Health Inc. and Aetna Life Insurance Company filed a petition in the District Court of Harris County, Texas (Case Number 201101291) against First Street Hospital, L.P. (“FSH”) and St. Michael’s Emergency Center LLC (“SMEC”) primarily claiming fraud/fraudulent non-disclosure and negligent misrepresentation and seeking damages, expenses and attorneys’ fees in connection with the billing practices associated with the affiliation agreement between FSH and SMEC whereby FSH’s off-campus emergency departments are improperly submitting facility fee claims under FSH’s tax identification number.  Aetna is claiming that FSH and SMEC are not properly or sufficiently integrated and affiliated and, as a result, such facility fee claims are fraudulent when submitted under FSH’s tax identification number.   On February 14, 2011, FSH filed its original answer denying all allegations.  Further, on March 2, 2011, FSH filed a Motion to Dismiss arguing that only federal courts have jurisdiction over ERISA matters.  In response to the Motion to Dismiss, on April 7, 2011, Aetna Life Insurance Company segregated its claims and filed an additional lawsuit with the United States District of Texas Houston Division (Case Number 4:11-cv-01341) against FSH and SMEC primarily claiming fraud/fraudulent non-disclosure and negligent misrepresentation and seeking damages, expenses and attorneys’ fees in connection with the billing practices associated with the affiliation agreement between FSH and SMEC.   On April 29, 2011, FSH filed a Motion to Dismiss the United States District of Texas Houston Division seeking to dismiss all claims based on state law as such claims are preempted by Federal law and seeking to dismiss all claims based on fraud and negligent misrepresentation as the claimant had not specifically plead facts supporting fraudulent knowledge and intent.  In April 2011, Aetna Health Inc. and Aetna Life Insurance Company filed a First Amended Petition in the District Court of Harris County, Texas.  Discovery in these matters is ongoing.  An estimate of the amount or range of loss or possible loss cannot be made at this time.  Although the lawsuits as currently pled are not clear regarding damages, the Original Petition filed by Aetna Health Inc. and Aetna Life Insurance Company in District Court of Harris County, Texas alleged total damages of $16 million in wrongfully submitted insurance claims, excluding punitive damages and attorney fees.  FSH has denied all claims and intends to continue to vigorously defend these claims.